Information Concerning the Group's Consolidated Operations - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 04, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated operations [line items]
Decrease (increase) in financial income and expenses			$ 8,400,000
Decrease (increase) in net foreign exchange gain		$ 1,300,000	6,700,000
Decrease (increase) in interest income and expenses		5,000,000	2,600,000	$ 0
Decrease (increase) in foreign exchange derivatives fair value adjustment		200,000	600,000	0
Net interest income			200,000	0
Other immaterial variances		300,000	100,000	0
Credits and net operating loss carryforwards		$ (141,954,000)	(102,112,000)	(65,555,000)
Carryforwards limit that can be offset against future taxable profit, additional percentage of profit exceeding the limit		50.00%
Products & services		$ 23,003,000	7,373,000	92,000
Decrease /increase in financial income		6,500,000
Foreign exchange gain		3,155,000	4,481,000	13,597,000
Decrease /increase in financial Expenses		13,900,000
Increase/ Decrease in foreign exchange losses		13,200,000
Net foreign exchange loss		13,885,000	671,000	3,090,000
Increase Decrease In Financial Expenses Lease Debt		1,000,000
Recognition of previously deferred upfront payments	$ 19,400,000	20,291,000		7,114,000
ALLO715 [Member]
Consolidated operations [line items]
Revenue from performance obligation		28,500,000	5,000,000
Top of Range [member]
Consolidated operations [line items]
Carryforwards limit that can be offset against future taxable profit		1,000,000
France [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		325,000,000	246,000,000	186,000,000
United States [member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		$ 160,000,000	$ 162,000,000	$ 84,000,000
Client A [member]
Consolidated operations [line items]
Percentage of Revenue		64.00%	36.00%	55.00%
Client B [member]
Consolidated operations [line items]
Percentage of Revenue		25.00%	28.00%	21.00%
Calyxt [Member] | High Oleic Soyabean Oil [Member]
Consolidated operations [line items]
Products & services		$ 22,900,000
Calyxt [Member] | United States [member] | Indefinite Carry Forward [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		64,000,000
Calyxt [Member] | United States [member] | 2032 and beyond [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		41,900,000
Calyxt [Member] | US Subsidiaries [member] | 2019 [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards			$ 0
Calyxt [Member] | US Subsidiaries [member] | 2020 [Member]
Consolidated operations [line items]
Credits and net operating loss carryforwards		$ 0